Warrant liability - Private Placement Warrants (Details) - Private Placement Warrants	Mar. 31, 2023 Y	Mar. 30, 2023 Y
Current stock price
Warrant liability
Warrant liability, measurement input	0.2080	0.1268
Exercise price
Warrant liability
Warrant liability, measurement input	0.1150	0.1150
Expected life (in years)
Warrant liability
Warrant liability, measurement input	5.0	5.0
Risk-free interest rate
Warrant liability
Warrant liability, measurement input	0.0369	0.0375
Expected volatility
Warrant liability
Warrant liability, measurement input	0.40	0.40